OTHER EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2017
OTHER EXPENSE, NET
Other Expense, Net

	Years Ended December 31,
	2017	2016	2015
Restructuring and other	$14	$32	$34
Acquisition cost adjustments	2	10	19
Ghana Investment Agreement	—	—	27
Other	16	16	36
	$32	$58	$116